Share-Based Payment Plans - Disclosure of Assumptions on Fair Value of Options Granted Explanatory (Details)	Jun. 28, 2019 AUD ($) Days	Apr. 01, 2019 AUD ($) Days	Jan. 02, 2019 AUD ($) Days	Nov. 30, 2018 AUD ($) Days	Nov. 01, 2018 AUD ($) Days	Jun. 25, 2018 AUD ($) Days	Jun. 12, 2018 AUD ($) Days	Apr. 18, 2018 AUD ($) Days	Apr. 16, 2018 AUD ($) Days	Nov. 30, 2017 AUD ($) $ / shares	Sep. 06, 2017 AUD ($) Days	Jun. 27, 2017 AUD ($) Days	Jun. 14, 2017 AUD ($) Days	May 26, 2017 AUD ($) Days	May 18, 2017 AUD ($) Days	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)
Share Based Payments [Line Items]
Fair value at date of grant																$ 2,594,883	$ 247,089	$ 578,879
Long Term Incentive rights [member]
Share Based Payments [Line Items]
Grant date										11/30/2017
Share price at date of grant										$ 0.061
Expiry period										Nov. 30, 2027
Dividend yield										0.00%
Expected volatility										70.00%
Risk-free interest rate										2.47%
Tranche 1 [member] | Long Term Incentive rights [member]
Share Based Payments [Line Items]
Grant date										11/30/2017
Share price at date of grant										$ 0.061
Expiry period										Nov. 30, 2027
Dividend yield										0.00%
Expected volatility										70.00%
Risk-free interest rate										2.47%
Tranche 2 [member] | Long Term Incentive rights [member]
Share Based Payments [Line Items]
Grant date										11/30/2017
Share price at date of grant										$ 0.061
Expiry period										Nov. 30, 2027
Dividend yield										0.00%
Expected volatility										70.00%
Risk-free interest rate										2.47%
Tranche 3 [member] | Long Term Incentive rights [member]
Share Based Payments [Line Items]
Grant date										11/30/2017
Share price at date of grant										$ 0.061
Expiry period										Nov. 30, 2027
Dividend yield										0.00%
Expected volatility										70.00%
Risk-free interest rate										2.47%
Tranche 4 [member] | Long Term Incentive rights [member]
Share Based Payments [Line Items]
Grant date										11/30/2017
Share price at date of grant										$ 0.061
Expiry period										Nov. 30, 2027
Dividend yield										0.00%
Expected volatility										70.00%
Risk-free interest rate										2.47%
Share based Payment Arrangement Vesting Hurdle | $ / shares										$ 0.122
Tranche 5 [member] | Long Term Incentive rights [member]
Share Based Payments [Line Items]
Grant date										11/30/2017
Share price at date of grant										$ 0.061
Expiry period										Nov. 30, 2027
Dividend yield										0.00%
Expected volatility										70.00%
Risk-free interest rate										2.47%
Share based Payment Arrangement Vesting Hurdle | $ / shares										$ 0.183
Tranche 6 [member] | Long Term Incentive rights [member]
Share Based Payments [Line Items]
Grant date										11/30/2017
Share price at date of grant										$ 0.061
Expiry period										Nov. 30, 2027
Dividend yield										0.00%
Expected volatility										70.00%
Risk-free interest rate										2.47%
Share based Payment Arrangement Vesting Hurdle | $ / shares										$ 0.244
Tranche 8 [member] | Long Term Incentive rights [member]
Share Based Payments [Line Items]
Grant date										11/30/2017
Share price at date of grant										$ 0.061
Expiry period										Nov. 30, 2027
Dividend yield										0.00%
Expected volatility										70.00%
Risk-free interest rate										2.47%
0.085 Exercise Price [member]
Share Based Payments [Line Items]
Grant date															05/18/2017
Share price at date of grant															$ 0.08
Dividend yield															0.00%
Expected volatility															90.00%
Risk-free interest rate															1.50%
Expected life of option | Days															3,650
Fair value at date of grant															$ 0.0754
Option exercise price															$ 0.085
0.082 Exercise Price [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Grant date														05/26/2017
Share price at date of grant														$ 0.086
Dividend yield														0.00%
Expected volatility														90.00%
Risk-free interest rate														1.50%
Expected life of option | Days														3,650
Fair value at date of grant														$ 0.070
Option exercise price														$ 0.082
0.082 Exercise Price [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Grant date														05/26/2017
Share price at date of grant														$ 0.086
Dividend yield														0.00%
Expected volatility														90.00%
Risk-free interest rate														1.50%
Expected life of option | Days														3,650
Fair value at date of grant														$ 0.0754
Option exercise price														$ 0.082
0.08 Exercise Price [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Grant date												06/27/2017
Share price at date of grant												$ 0.067
Dividend yield												0.00%
Expected volatility												90.00%
Risk-free interest rate												1.50%
Expected life of option | Days												3,650
Fair value at date of grant												$ 0.0621
Option exercise price												$ 0.080
0.08 Exercise Price [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Grant date												06/27/2017
Share price at date of grant												$ 0.067
Dividend yield												0.00%
Expected volatility												90.00%
Risk-free interest rate												1.50%
Expected life of option | Days												3,650
Fair value at date of grant												$ 0.0754
Option exercise price												$ 0.080
0.063 Exercise Price [member]
Share Based Payments [Line Items]
Grant date											09/06/2017
Share price at date of grant											$ 0.056
Dividend yield											0.00%
Expected volatility											90.00%
Risk-free interest rate											1.50%
Expected life of option | Days											3,650
Fair value at date of grant											$ 0.0523
Option exercise price											$ 0.063
0.057 Exercise Price [member]
Share Based Payments [Line Items]
Grant date									04/16/2018
Share price at date of grant									$ 0.055
Dividend yield									0.00%
Expected volatility									90.00%
Risk-free interest rate									2.65%
Expected life of option | Days									3,650
Option exercise price									$ 0.057
0.057 Excercise Price Expires On 18 April 2018 [member]
Share Based Payments [Line Items]
Grant date								04/18/2018
Share price at date of grant								$ 0.057
Dividend yield								0.00%
Expected volatility								90.00%
Risk-free interest rate								2.65%
Expected life of option | Days								3,650
Option exercise price								$ 0.057
0.056 Exercise Price [member]
Share Based Payments [Line Items]
Grant date							06/12/2018
Share price at date of grant							$ 0.056
Dividend yield							0.00%
Expected volatility							90.00%
Risk-free interest rate							2.65%
Expected life of option | Days							3,650
Option exercise price							$ 0.056
0.057 Excercise Price Expires On 14 June 2018 [member]
Share Based Payments [Line Items]
Grant date													06/14/2018
Share price at date of grant													$ 0.058
Dividend yield													0.00%
Expected volatility													90.00%
Risk-free interest rate													2.65%
Expected life of option | Days													3,650
Option exercise price													$ 0.057
0.059 Exercise Price [member]
Share Based Payments [Line Items]
Grant date						06/25/2018
Share price at date of grant						$ 0.059
Dividend yield						0.00%
Expected volatility						90.00%
Risk-free interest rate						2.65%
Expected life of option | Days						3,650
Option exercise price						$ 0.059
0.082 Exercise Price And Expires On 30 November 2028 Issue 1 [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.65%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.0514
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 1 [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.65%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.0561
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 1 [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.65%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.0599
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 1 [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.65%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.0628
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 2 January 2023 [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.045
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2023 [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0488
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2023 [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0519
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2023 [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0543
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2023 Issue 1 [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0462
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2023 Issue 1 [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0497
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2023 Issue 1 [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0526
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2023 Issue 1 [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0551
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2029 [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0455
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2029 [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0488
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2029 [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0519
Option exercise price			$ 0.082
0.082 Exercise Price And Expires On 2 January 2029 [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Grant date			01/02/2019
Share price at date of grant			$ 0.082
Dividend yield			0.00%
Expected volatility			90.00%
Risk-free interest rate			2.65%
Expected life of option | Days			3,650
Fair value at date of grant			$ 0.0543
Option exercise price			$ 0.082
0.300 Excercise Price [member]
Share Based Payments [Line Items]
Grant date		04/01/2019
Share price at date of grant		$ 0.300
Dividend yield		0.00%
Expected volatility		90.00%
Risk-free interest rate		2.65%
Expected life of option | Days		3,650
Option exercise price		$ 0.300
0.082 Exercise Price And Expires On 30 November 2028 Issue 2 [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.65%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.0514
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 2 [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.65%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.0561
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 2 [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.65%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.0599
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 2 [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.65%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.0628
Option exercise price				$ 0.082
0.42 Excercise Price [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Grant date	06/28/2019
Share price at date of grant	$ 0.42
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	2.65%
Expected life of option | Days	3,650
Option exercise price	$ 0.42
0.42 Excercise Price [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Grant date	06/28/2019
Share price at date of grant	$ 0.42
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	2.65%
Expected life of option | Days	3,650
Option exercise price	$ 0.42
0.42 Excercise Price [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Grant date	06/28/2019
Share price at date of grant	$ 0.42
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	2.65%
Expected life of option | Days	3,650
Option exercise price	$ 0.42
0.42 Excercise Price [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Grant date	06/28/2019
Share price at date of grant	$ 0.42
Dividend yield	0.00%
Expected volatility	90.00%
Risk-free interest rate	2.65%
Expected life of option | Days	3,650
Option exercise price	$ 0.42
0.082 Exercise Price And Expires On 30 November 2028 Issue 3 [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.59%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.049
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 3 [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.59%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.054
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 3 [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.59%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.048
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 3 [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.59%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.052
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 3 [member] | Tranche 5 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.59%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.058
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 3 [member] | Tranche 6 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.59%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.071
Option exercise price				$ 0.082
0.082 Exercise Price And Expires On 30 November 2028 Issue 3 [member] | Tranche 7 [member]
Share Based Payments [Line Items]
Grant date				11/30/2018
Share price at date of grant				$ 0.082
Dividend yield				0.00%
Expected volatility				90.00%
Risk-free interest rate				2.59%
Expected life of option | Days				3,650
Fair value at date of grant				$ 0.048
Option exercise price				$ 0.082
0.089 Exercise Price [member] | Tranche 1 [member]
Share Based Payments [Line Items]
Grant date					11/1/2018
Share price at date of grant					$ 0.093
Dividend yield					0.00%
Expected volatility					90.00%
Risk-free interest rate					2.65%
Expected life of option | Days					3,650
Fair value at date of grant					$ 0.0587
Option exercise price					$ 0.089
0.089 Exercise Price [member] | Tranche 2 [member]
Share Based Payments [Line Items]
Grant date					11/1/2018
Share price at date of grant					$ 0.093
Dividend yield					0.00%
Expected volatility					90.00%
Risk-free interest rate					2.65%
Expected life of option | Days					3,650
Fair value at date of grant					$ 0.0641
Option exercise price					$ 0.089
0.089 Exercise Price [member] | Tranche 3 [member]
Share Based Payments [Line Items]
Grant date					11/1/2018
Share price at date of grant					$ 0.093
Dividend yield					0.00%
Expected volatility					90.00%
Risk-free interest rate					2.65%
Expected life of option | Days					3,650
Fair value at date of grant					$ 0.683
Option exercise price					$ 0.089
0.089 Exercise Price [member] | Tranche 4 [member]
Share Based Payments [Line Items]
Grant date					11/1/2018
Share price at date of grant					$ 0.093
Dividend yield					0.00%
Expected volatility					90.00%
Risk-free interest rate					2.65%
Expected life of option | Days					3,650
Fair value at date of grant					$ 0.0716
Option exercise price					$ 0.089